Taxes - Additional Information (Detail) - BRL (R$)			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Taxes [Line Items]
Social contribution tax rate	20.00%	15.00%	15.00%
Unrecorded deferred tax assets			R$ 605,000,000	R$ 0
Financial institutions [Member]
Disclosure of Taxes [Line Items]
Social contribution tax rate			20.00%
Other Financial Subsidiaries [Member]
Disclosure of Taxes [Line Items]
Social contribution tax rate			15.00%
Nonfinancial Entities [Member]
Disclosure of Taxes [Line Items]
Social contribution tax rate			9.00%